Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of the Composition of Income Tax Expenses	The following table presents the composition of income tax expenses (benefits) for the years ended December 31, 2020, 2021 and 2022:
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	531,164	5,897,409	-
Deferred income benefits	(45,415)	(1,030,042)	(10,980,054)
Total Income tax expenses (benefits)	485,749	4,867,367	(10,980,054)

Schedule of Reconciliation of Differences Between Statutory Income Tax Rate and Effective Income Tax Rate	The following table presents a reconciliation of the differences between the statutory income tax rate and the effective income tax rate for the years ended December 31, 2020, 2021 and 2022:
	For the years ended December 31,
	2020	2021	2022
	%	%	%
PRC statutory rate	25.0%	25.0%	25.0%
Effect of differing tax rates in different jurisdictions	2.9%	2.1%	(0.8)%
Permanent difference	(3.0)%	(7.2)%	1.5%
Favorable tax rate impact	(25.0)%	(12.7)%	7.0%
Change in valuation allowance	0.7%	0.3%	(27.4)%
Income tax expense	0.6%	7.5%	5.3%

Schedule of Deferred Tax	The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2021 and 2022 are as follows:
	December 31, 2021	December 31, 2022
	RMB	RMB
Deferred tax assets:
Bad debt provision	387,778	9,176,875
Net operating losses carried forward	1,925,040	58,728,788
Valuation allowance	(1,924,497)	(58,728,788)
Deferred tax assets, net	388,321	9,176,875
Deferred tax liabilities:
Customer relationship arising from acquisition	2,191,500	—